UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$615	$687,453

		$687,453

Education — 10.7%
Miami University, 4.00%, 9/1/39	$500	$516,130
Miami University, 5.00%, 9/1/33	1,000	1,075,450
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	299,849
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	422,620
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	554,660
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,009,370
University of Cincinnati, 5.00%, 6/1/34	500	530,180

		$4,408,259

Electric Utilities — 1.3%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$542,985

		$542,985

Escrowed/Prerefunded — 12.8%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$335	$370,748
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	162,383
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	178,357
Hancock County, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	836,640
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	179,359
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/19, 5.50%, 1/1/39	1,000	1,012,750
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	163,849
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	902,318
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	373,142
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	24,410
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,076,720

		$5,280,676

General Obligations — 37.8%
Cleveland, 5.00%, 12/1/43(1)	$2,775	$3,160,087
Forest Hills Local School District, 5.00%, 12/1/46	2,775	3,081,859
Ohio, 5.00%, 2/1/37(1)	2,775	3,146,933

Security	Principal Amount (000’s omitted)	Value
Upper Arlington City School District, 5.00%, 12/1/48(1)	$2,775	$3,190,806
Will County, IL, 5.00%, 11/15/45	2,775	3,065,432

		$15,645,117

Hospital — 21.8%
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	$1,000	$1,009,350
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	533,910
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	830,160
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,150,140
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	277,503
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	296,544
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	542,980
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	867,120
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	331,182
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	215,139
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	618,596
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,023
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	92,813
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	85,424

		$9,029,884

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,598

		$556,598

Insured-Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$786,000
Kent State University, (AGC), 5.00%, 5/1/26	85	86,791

		$872,791

Insured-Electric Utilities — 12.5%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$520,757
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	874,960
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	673,549
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,378,970
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	329,003
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	216,834
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	166,436

		$5,160,509

Insured-Escrowed/Prerefunded — 4.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,018,650
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	555	593,911
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	434,350

		$2,046,911

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 6.9%
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	$2,455	$1,628,917
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,242,950

		$2,871,867

Insured-Transportation — 9.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$647,514
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	152,459
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,130,030
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,179,310
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	647,395

		$3,756,708

Insured-Water and Sewer — 1.7%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$690,569

		$690,569

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$940	$941,889
Summit County Port Authority, 5.00%, 12/1/31	445	492,486

		$1,434,375

Senior Living/Life Care — 3.4%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$686,777
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	397,519
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	311,344

		$1,395,640

Special Tax Revenue — 15.5%
Cleveland, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$627,649
Cleveland, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,502,852
Franklin County, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,638,756
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,628,466

		$6,397,723

Water and Sewer — 15.1%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$557,360
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	5,682,380

		$6,239,740

Total Tax-Exempt Investments — 162.1% (identified cost $63,993,795)		$67,017,805

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (12.1)%		$(5,002,605)

Other Assets, Less Liabilities — (50.0)%		$(20,666,571)

Net Assets Applicable to Common Shares — 100.0%		$41,348,629

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2018, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,017,805	$—	$67,017,805
Total Investments	$—	$67,017,805	$—	$67,017,805

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In July 2018, the Trustees of the Trust approved an Agreement and Plan of Reorganization whereby Eaton Vance Municipal Income Trust (Municipal Income Trust) would acquire substantially all the assets and assume substantially all the liabilities of the Trust in exchange for common shares of Municipal Income Trust. The proposed reorganization is subject to approval by the shareholders of the Trust.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018